FAIR VALUE (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Fair value measurements of the intangible assets
Impairment loss	$ 5,515
Nonrecurring basis | Intangible assets
Fair value measurements of the intangible assets
Discount rate (as a percentage)	16.00%
Nonrecurring basis | Intangible assets | Minimum
Fair value measurements of the intangible assets
Estimated net revenues	1,400
Royalty savings (as a percent)	2.00%
Timing of cash flows	1 year
Nonrecurring basis | Intangible assets | Maximum
Fair value measurements of the intangible assets
Estimated net revenues	30,316
Royalty savings (as a percent)	4.00%
Timing of cash flows	2 years
VanceInfo
Fair value measurements of the intangible assets
Discount rate (as a percentage)	16.00%
Tradenames and trademarks | VanceInfo
Fair value measurements of the intangible assets
Impairment loss	5,515
Tradenames and trademarks | VanceInfo | Nonrecurring basis
Fair value measurements of the intangible assets
Impairment loss	$ 5,515